Risk Management	12 Months Ended
Dec. 31, 2018
Risk Management
Risk Management

38.        Risk Management

Capital management

The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns while maximizing the return to stakeholders through the optimization of the capital structure.

The capital structure of the Group consists of net debt (debt as detailed in Note 30, Note 31, Note 32 and Note 33 offset by cash and cash equivalent) and equity of the Group.

The Group manages its capital through issuing/repurchasing shares and raising/repayment of debts and reviews the capital structure on a semi-annual basis. As part of this review, the Group considers the cost of capital and the risks associates with each class of capital. The Group will balance its overall capital structure through the payment of dividends, new share issues and share buy-backs as well as the issue of new debt or the redemption of existing debt.

The gearing ratio at end of the reporting period was as follows.

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Debt*	3,426,158	3,313,048	3,025,283
Cash and cash equivalent	(1,786,420)	(1,838,300)	(2,126,011)
Financial assets at fair value through profit or loss - current	(41,685)	—	—
Financial assets at amortized cost	(1,996,808)	—	—
Other financial assets - current	—	(683,812)	(31,543)
Net debt	(398,755)	790,936	867,729
Equity	8,923,580	6,721,335	5,403,227
Net debt to equity ratio	–4.5%	11.8%	16.1%
*

Debt is defined as long-term and short-term borrowings (excluding derivatives), convertible bonds, short-term and medium-term notes, and bonds payables as described in Note 30, Note 31, Note 32 and Note 33.

Financial risk management

The Group’s corporate treasury function co-ordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk including currency risk, interest rate risk and other price risk, credit risk and liquidity risk.

The Group seeks to minimize the effects of these risks by using derivative financial instruments to hedge risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk, the use of financial derivatives and non-derivative financial instruments, and the investment of excess liquidity. Compliance with policies and exposure limits is reviewed on continuous basis. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. The Group enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk and interest rate risk, including:

•	forward foreign exchange contracts to hedge the exchange rate risk arising on the import from suppliers;
•	interest rate swaps to mitigate the risk of rising interest rates; and
•

cross-currency interest rate swap contracts to protect against volatility of future cash flows caused by the changes in both interest rates and exchange rates associated with outstanding long-term debt denominated in a currency other than the US dollar.

Market risk exposures are measured using the sensitivity analysis and the analysis in the following sections relate to the position as at December 31, 2018, 2017 and 2016.

There has been no change to the Group’s exposure to market risks or the manner in which these risks are managed and measured.

Foreign currency risk management

The Group undertakes transactions denominated in foreign currencies, consequently, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed within approved policy parameters utilizing forward foreign exchange contracts.

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	Liabilities			Assets
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
EUR	50,601	125,171	112,827	37,800	72,181	39,619
JPY	54,166	30,422	41,976	41,589	29,245	35,237
RMB	2,757,762	2,410,284	2,714,492	2,989,434	1,765,846	1,633,433
Others	51,829	43,824	27,083	905	8,688	3,860

Foreign currency sensitivity analysis

The Group is mainly exposed to the currency of RMB, Japanese Yen (“JPY”) and Euros (“EUR”).

The following table details the Group’s sensitivity to a 5% increase in the foreign currencies against USD. 5% represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates. For a 5% decrease of the foreign currency against USD, there would be an equal and opposite impact on the profit or equity below predicted.

	EUR			JPY			RMB			Others
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Profit or loss	(640)	(2,650)	(3,660)	(662)	(62)	(355)	12,193	(33,918)	(6,611)	(2,679)	(1,848)	(1,222)
Equity	(640)	(2,650)	(3,660)	(662)	(62)	(355)	12,193	(33,918)	(6,611)	(2,679)	(1,848)	(1,222)

Forward foreign exchange contracts

It is the policy of the Group to enter into forward foreign exchange contracts to cover specific foreign currency payments and receipts within the exposure generated. The Group also enters into forward foreign exchange contracts to manage the foreign currency exposure from purchases/sales and financing activities.

The following table details the forward foreign currency (“FC”) contracts outstanding at the end of the reporting period:

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy EUR
Less than 3 months	—	1.2019	—	—	2,080	—	—	2,500	—	—	(2)	—
Buy RMB
Less than 3 months	—	6.7622	—	—	648,364	—	—	95,881	—	—	2,111	—
							—	98,381	—	—	2,109	—

The Group does not enter into foreign currency exchange contracts for speculative purposes.

Cross currency swap contracts

It is the policy of the Group to enter into cross currency swap contracts to protect against volatility of future cash flows caused by the changes in exchange rates associated with outstanding debt denominated in a currency other than the US dollar.

In 2018, 2017 and 2016, the Group entered into or issued several RMB denominated loan facility agreements, short-term notes and medium-term notes (the “RMB Debts”) in the aggregate principal amount of RMB3,321.5 million, RMB3,714.0 million  and RMB5,447.0 million (approximately US$484.0 million, US$568.4 million and US$782.5 million), respectively. In addition, the Group held several RMB denominated financial assets at amortized cost (the “RMB Assets”) in the aggregate principal amount of RMB2,130.1 million (approximately US$258.0 million). The Group was primarily exposed to changes in the exchange rate for the RMB.

To minimize the currency risk, the Group entered into cross currency swap contracts with a contract term fully matching the repayment schedule of the whole part of these RMB Debts to protect against the adverse effect of exchange rate fluctuations arising from the RMB Debts. As of December 31, 2018, the Group had outstanding cross currency swap contracts with notional amounts of RMB9,527.5 million (approximately US$1,388.2 million,  as of December 31, 2017:  US$979.2 million and 2016: US$854.4 million) to buy RMB and notional amounts of RMB3,028.8 million (approximately US$441.3 million, as of December 31, 2017: nil and 2016: nil) to sell RMB.

The cross currency swap contracts were designated as hedging instrument of cash flow hedges since October 2016. Any gains or losses arising from changes in fair value of cross currency swap contracts are taken directly to the statement of profit or loss, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income and later reclassified to profit or loss when the hedged item affects profit or loss.

During the year, US$2.3 million gain of fair value change of cross currency swap as cash flow hedges was recognized in other gains or losses, net (Note 9, 2017:  US$2.2 million loss and 2016:  US$15.0 million loss). The following foreign-exchange related amounts of cash flow hedges were recognized in profit or loss and other comprehensive income or loss:

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Other comprehensive income (loss) on cash flow hedges recognized during the year:
Total fair value (loss) gain included in other comprehensive income (loss)	(48,714)	95,185	(66,861)
Reclassified from other comprehensive income (loss) to offset foreign exchange gains or losses	84,645	(60,042)	32,234
	35,931	35,143	(34,627)
Balance of cash flow hedges reserve at beginning of the year	516	(34,627)	—
Balance of cash flow hedges reserve at end of the year	36,447	516	(34,627)

The following table details the cross currency swap contracts outstanding at the end of the reporting period:

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy RMB
3 months to 1 year	6.8681	6.6369	6.6592	5,852,000	1,040,000	787,000	852,663	159,163	113,450	(11,650)	3,997	(6,348)
1 year to 5 years	6.8635	6.6356	6.5830	3,675,529	5,358,000	5,140,000	535,542	819,993	740,954	(10,274)	15,679	(74,170)
Sell RMB
3 months to 1 year	6.8912	—	—	3,028,809	—	—	441,312	—	—	(1,573)	—	—
							1,829,517	979,156	854,404	(23,497)	19,676	(80,518)

The Group does not enter into cross currency swap contracts for speculative purposes.

Interest rate risk

The Group is exposed to interest rate risk relates primarily to the Group’s long-term debt obligations, which the Group generally assumes to fund capital expenditures and working capital requirements. The risk is managed by the Group by maintaining an appropriate mix between fixed and floating rate borrowings, and by the use of interest rate swap contracts and cross currency swap contracts.

The Group’s exposures to interest rates on financial assets and financial liabilities are detailed in the liquidity risk management section of this note.

Interest rate sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to interest rates for both derivatives and non-derivative instruments at the end of the reporting period. For floating rate liabilities, the analysis is prepared assuming the amount of the liability outstanding at the end of the reporting period was outstanding for the whole year.

A  10 basis point increase or decrease represents management’s assessment of the reasonably possible change in interest rates. If interest rates had been 10 basis points higher and all other variables were held constant, the Group’s profit for the year ended December 31, 2018 would increase by US$0.9 million (2017: profit decrease by US$0.4 million and 2016: profit decrease by US$0.5 million). This is mainly attributable to the Group’s exposure to interest rates on its variable rate borrowings.

Price risk

The group’s exposure to equity securities price risk arises from investments held by the group and classified in the balance sheet as at fair value through profit or loss (Note 21).

To manage its price risk arising from investments in equity securities, the group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the group.

Credit risk

Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group is mainly exposed to credit risk from trade receivables, other financial assets at amortized cost and financial assets at FVPL.

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures and is offered credit terms only with the approval from Finance and Sales Division. Credit quality of a customer is assessed using publicly available financial information and its own trading records to rate its major customers. The Group’s exposure and credit ratings of its counterparties are continuously monitored. In addition, receivable balances are monitored on an ongoing basis with the result that the Group’s exposure to bad debts is not significant.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas.

Apart from Customers A, B, C and D, four largest customers of the Group, the Group does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities. Concentration of credit risk related to Customers A, B, C and D did not exceed 2%,  2%,  1% and 1% respectively of gross monetary assets at the end of current year. Concentration of credit risk to any other counterparty did not exceed 1% of gross monetary assets at the end of current year.

Net revenue and accounts receivable for customers which accounted for 10% or more of the Group’s net sales and gross accounts receivable is disclosed in Note 6.

Trade receivables

The group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due.

The loss allowance as at December 31, 2018 and January 1, 2018 (on adoption of IFRS 9) was determined as follows for trade receivables:

	Current	31–60 days	61–90 days	91–120 days	Over 120 days	Total
December 31, 2018	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Expected loss rate	0.1%	2%	4%	14%	44%
Trade receivables	385,633	11,174	10,742	2,508	1,996	412,053
Allowance on doubtful trade receivables	276	173	481	342	883	2,155

	Current	31–60 days	61–90 days	91–120 days	Over 120 days	Total
January 1, 2018	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Expected loss rate	0.1%	2%	4%	15%	42%
Trade receivables	394,079	9,796	1,960	732	1408	407,975
Allowance on doubtful trade receivables	343	212	79	110	591	1,335

The closing allowance on doubtful trade receivables as at December 31, 2018 reconcile to the opening balance as follows:

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Balance at beginning of the year	1,335	1,491	41,976
Addition in allowance on doubtful trade receivables	964	301	201
Amounts written off during the year as uncollectible	—	(19)	(39,083)
Reversal of allowance on doubtful trade receivables	(27)	(438)	(1,603)
Reclassified as held-for-sale	(117)	—	—
Balance at end of the year	2,155	1,335	1,491

Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 180 days past due.

Other financial assets at amortized cost

Other financial assets at amortized cost include bank deposits will mature over 3 months, debentures, refundable deposits and other receivables. The main credit risk on bank deposits will mature over 3 months is limited because the counterparties are banks with high credit-ratings. All of the Group’s financial assets at amortized cost are considered to have low credit risk as no significant increase in credit risk since the initial recognition.

Based on the assessment, the loss allowance recognized during the year for other financial assets at amortized cost was immaterial to 12 months expected losses. Thus there were no loss allowance for other financial assets at amortized cost as at December 31, 2018 and as at December 31, 2017 reconciles to the opening loss allowance on January 1, 2018.

Financial assets at fair value through profit or loss

The Group is also exposed to credit risk in relation to financial assets that are measured at fair value through profit or loss. The maximum exposure at the end of the year is the carrying amount of these investments, amounted to US$97.2 million.

Liquidity risk

The Group manages liquidity risk by maintaining adequate cash reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.

Liquidity and interest risk tables

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount is derived from interest rate curves at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+years	Total
December 31, 2018			USD’000	USD’000	USD’000	USD’000	USD’000
Interest-bearing bank and	Fixed	2.26%	2,192	124,797	282,735	270,316	680,040
other borrowings	Floating	2.70%	215,561	190,894	1,050,020	161,621	1,618,096
Convertible bonds		3.79%	—	—	442,500	—	442,500
Bonds payable		4.52%	—	500,000	—	—	500,000
Medium-term notes		3.70%	—	226,162	—	—	226,162
Trade and other payables			911,415	15,129	36,105	2,211	964,860
Other liabilities			14,570	19,670	41,820	—	76,060
Contingent consideration			—	—	11,948	—	11,948
			1,143,738	1,076,652	1,865,128	434,148	4,519,666

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2017			USD’000	USD’000	USD’000	USD’000	USD’000
Interest-bearing bank and	Fixed	3.20%	140,338	24,757	313,497	338,632	817,224
other borrowings	Floating	2.36%	16,712	87,753	958,367	307,003	1,369,835
Convertible bonds		3.79%	—	—	442,500	—	442,500
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Finance lease payables		3.68%	434	1,308	4,935	—	6,677
Trade and other payables			880,795	5,492	161,169	3,004	1,050,460
Other liabilities			—	20,661	64,462	—	85,123
Contingent consideration			—	—	12,549	—	12,549
			1,038,279	139,971	2,683,641	648,639	4,510,530

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2016			USD’000	USD’000	USD’000	USD’000	USD’000
Interest-bearing bank and	Fixed	2.50%	130,728	6,729	131,474	384,382	653,313
other borrowings	Floating	2.62%	6,039	67,347	785,059	4,781	863,226
Convertible bonds		2.78%–3.79%	393,200	—	450,000	—	843,200
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Short-term notes		2.99%	—	90,465	—	—	90,465
Finance lease payables		3.68%	382	1,147	6,118	—	7,647
Trade and other payables			915,840	1,353	21,706	1,654	940,553
			1,446,189	167,041	2,120,519	390,817	4,124,566

The following table details the Group’s expected maturity for its non-derivative financial assets. The table has been drawn up based on the undiscounted contractual maturities of the financial assets including interest that will be earned on those assets. The inclusion of information on non- derivative financial assets is necessary in order to understand the Group’s liquidity risk management as the liquidity is managed on a net asset and liability basis.

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2018		USD’000	USD’000	USD’000	USD’000	USD’000
Trade and other receivables		837,828	—	—	—	837,828
Cash and cash equivalent, restricted cash* and financial assets at amortized cost	2.29%	2,698,067	1,293,246	—	—	3,991,313
Financial assets at fair value through profit or loss		41,805	—	—	55,472	97,277
		3,577,700	1,293,246	—	55,472	4,926,418

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2017		USD’000	USD’000	USD’000	USD’000	USD’000
Trade and other receivables		616,308	—	—	—	616,308
Cash and cash equivalent, restricted cash* & short-term investments	1.25%	2,231,089	276,723	116,282	—	2,624,094
Available for sale financial assets		—	—	—	24,844	24,844
		2,847,397	276,723	116,282	24,844	3,265,246

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
December 31, 2016		USD’000	USD’000	USD’000	USD’000	USD’000
Trade and other receivables		645,822	—	—	—	645,822
Cash and cash equivalent, restricted cash* & short-term investments	1.19%	2,000,717	480,379	21,125	—	2,502,221
Available for sale financial assets		—	—	—	21,966	21,966
		2,646,539	480,379	21,125	21,966	3,170,009

The amounts included above for variable interest rate instruments for both non-derivative financial assets and liabilities is subject to change if changes in variable interest rates differ to those estimates of interest rates determined at the end of the reporting period.

*	The above restricted cash exclude the cash received from government funds.

The Group has access to short-term financing facilities as described in below section, of which US$2,518.5 million were unused at the end of the reporting period (2017:  US$1,810.2 million and 2016:  US$1,873.8 million). The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

The following table details the Group’s liquidity analysis for its derivative financial instruments. The table has been drawn up based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement. When the amount payable or receivable is not fixed, the amount disclosed has been determined by reference to the projected interest rates as illustrated by the yield curves at the end of the reporting period.

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
December 31, 2018	USD’000	USD’000	USD’000	USD’000	USD’000
Cross currency swap contracts— cash flow hedges
Gross settled:
— inflows	—	607,595	508,984	—	1,116,579
— (outflows)	—	(613,270)	(528,383)	—	(1,141,653)
Net settled:
— net inflows	(8,783)	—	(738)	—	(9,521)
Cross currency swap contracts
Gross settled:
— inflows	—	262,652	—	—	262,652
— (outflows)	—	(261,472)	—	—	(261,472)
	(8,783)	(4,495)	(20,137)	—	(33,415)

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
December 31, 2017	USD’000	USD’000	USD’000	USD’000	USD’000
Cross currency swap contracts— cash flow hedges
Gross settled:
— inflows	—	37,703	512,067	—	549,770
— (outflows)	—	(34,254)	(480,984)	—	(515,238)
Net settled:
— net outflows	—	2,854	20,730	—	23,584
	—	6,303	51,813	—	58,116

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
December 31, 2016	USD’000	USD’000	USD’000	USD’000	USD’000
Cross currency swap contracts— cash flow hedges
Gross settled:
— inflows	—	71,120	403,265	—	474,385
— (outflows)	—	(72,872)	(396,332)	—	(469,204)
Net settled:
— net inflows	—	(1,355)	(1,475)	—	(2,830)
	—	(3,107)	5,458	—	(2,830)